Significant Accounting Policies - Class A common stock (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 08, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Remeasurement of carrying value to redemption value			$ 3,858,456
Total amount of redemption of class A shares	$ 321,160,140	$ 2,422,374		$ 29,883,298
Class A Common Stock
Significant Accounting Policies
Remeasurement of carrying value to redemption value		18,244,148
Class A Common Stock subject to possible redemption
Significant Accounting Policies
Gross proceeds			333,500,000	333,500,000
Proceeds allocated to Public Warrants			(11,639,150)	(11,639,150)
Class A common stock issuance costs			(18,244,148)	(18,244,148)
Redemptions		(321,160,140)
Remeasurement of carrying value to redemption value		2,422,374
Total amount of redemption of class A shares			33,741,754	29,883,298
Class A common stock subject to possible redemption		$ 18,620,690	$ 337,358,456	$ 333,500,000